Other Payables (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
Statement Line Items [Line Items]
Employees and payroll accruals | ₪	₪ 924		₪ 624
Accrued expenses | ₪	152		36
Other payables, total | ₪	₪ 1,076		₪ 660
USD [Member]
Statement Line Items [Line Items]
Employees and payroll accruals | $		$ 247
Accrued expenses | $		40
Other payables, total | $		$ 287